OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Schedule Of Other Operating Income Net

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB	RMB
VAT - in super deduction	—	—	25,047